Share-Based Compensation (Schedule of Share Options Activity) (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number [Abstract]
Outstanding Options at beginning of year	1,128,098	957,487	764,767
Options Granted	247,550	316,165	346,950
Option's Exercised	(23,630)	(62,683)	0
Option's Forfeited and/or expired	(104,710)	(82,871)	(154,230)
Outstanding options at end of year	1,247,308	1,128,098	957,487
Option's Exercisable at end of year	730,708	550,159	462,045
Weighted Average Exercise Price [Abstract]
Outstanding Options at beginning of year | $ / shares	$ 16.67	$ 19.34	$ 30.44
Option's Granted | $ / shares	18.55	12.73	11.87
Option's Exercised | $ / shares	12.52	13.65	0
Option's Forfeited and/or expired | $ / shares	37.58	34.8	57.55
Outstanding options at end of year | $ / shares	15.36	16.67	19.34
Option's Exercisable at end of year | $ / shares	$ 15.38	$ 20.79	$ 26.25
Restricted Shares Units [Member]
Number [Abstract]
Outstanding Options at beginning of year	48,940	32,714	42,013
Options Granted	21,950	30,481	9,100
Option's Forfeited and/or expired	(451)	(454)	(941)
Option's Vested	(27,598)	(13,801)	(17,458)
Outstanding options at end of year	42,841	48,940	32,714